Long-term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Antero Midstream Partners LP
Long-term Debt

(4)  Long‑term Debt

(a)Revolving Credit Facility

On November 10, 2014, in connection with the closing of the IPO, the Partnership entered into a revolving credit facility with a syndicate of bank lenders (the “revolving credit facility”). The revolving credit facility provides for lender commitments of $1.0 billion and a letter of credit sublimit of $150 million. The revolving credit facility will mature on November 10, 2019.

The revolving credit facility is ratably secured by mortgages on substantially all of our properties, including the properties of our restricted subsidiaries, and guarantees from our restricted subsidiaries. The revolving credit facility contains certain covenants including restrictions on indebtedness and distributions, and requirements with respect to leverage and interest coverage ratios. The Partnership was in compliance with all of the financial covenants under the revolving credit facility as of December 31, 2014 and June 30, 2015.

Principal amounts borrowed are payable on the maturity date with such borrowings bearing interest that is payable quarterly or, in the case of Eurodollar Rate Loans, at the end of the applicable interest period if shorter than three months. Interest is payable at a variable rate based on LIBOR or the base rate, determined by election at the time of borrowing. Commitment fees on the unused portion of the revolving credit facility are due quarterly at rates ranging from 0.25% to 0.375% of the unused facility based on utilization.

At December 31, 2014 and June 30, 2015, we had no borrowings or letters of credit outstanding under the revolving credit facility.

On September 23, 2015, aggregate lender commitments under the revolving credit facility increased to $1.5 billion in connection with the Water Acquisition.

(b)Midstream Credit Facility

Prior to the IPO on November 10, 2014, long-term debt represented amounts outstanding under a credit facility agreement between Midstream Operating, then a wholly owned subsidiary of Antero and now a wholly owned subsidiary of the Partnership, and the lenders under Antero’s credit facility (the “Antero credit facility”), that were incurred for the Water Acquisition and construction of the Predecessor’s gathering and compression assets (the “Midstream credit facility”). The facilities were ratably secured by mortgages on substantially all of Antero’s and Midstream Operating’s properties and guarantees from Antero and its restricted subsidiaries. On November 10, 2014, in connection with the completion of the IPO, the outstanding balance of the Midstream credit facility was repaid out of the proceeds of the IPO, and this facility was assumed by Antero.

(c)Antero Water Credit Facility

On November 10, 2014, in connection with the Partnership’s IPO, Antero Water assumed the Midstream credit facility under amended terms (the “Water facility”), in order to provide for separate borrowings attributable to Antero’s water handling business.  The Water facility was terminated on September 23, 2015, in connection with the Water Acquisition.

As of December 31, 2014, Antero Water had a total outstanding balance under the Water facility of $115 million, with a weighted average interest rate of 2.19%. As of June 30, 2015, Antero Water had a total outstanding balance under the Water facility of $153 million, with a weighted average interest rate of 1.94%. Commitment fees on the unused portion of the Water facility are due quarterly at rates ranging from 0.375% to 0.50% of the unused portion of the facility based on utilization.

The Water facility is ratably secured by mortgages on substantially all of Antero’s properties and guarantees from Antero’s restricted subsidiaries, as applicable.  The Water facility contains certain covenants, including restrictions on indebtedness and dividends.  Interest is payable at a variable rate based on LIBOR or the prime rate, determined by Antero’s election at the time of borrowing.  Antero was in compliance with all of the financial covenants under the Water facility as of December 31, 2014 and June 30, 2015.

(4)  Long‑term Debt

(a)Revolving Credit Facility

On November 10, 2014, in connection with the closing of the IPO, the Partnership entered into a revolving credit facility with a syndicate of bank lenders (the “revolving credit facility”). The revolving credit facility provides for lender commitments of $1.0 billion and a letter of credit sublimit of $150 million. The revolving credit facility will mature on November 10, 2019. On September 23, 2015, the facility was amended to increase lender commitments to $1.5 billion.

The revolving credit facility is ratably secured by mortgages on substantially all of our properties, including the properties of our restricted subsidiaries, and guarantees from our restricted subsidiaries. The revolving credit facility contains certain covenants including restrictions on indebtedness and distributions, and requirements with respect to leverage and interest coverage ratios. The Partnership was in compliance with all of the financial covenants under the revolving credit facility as of December 31, 2014.

Principal amounts borrowed are payable on the maturity date with such borrowings bearing interest that is payable quarterly or, in the case of Eurodollar Rate Loans, at the end of the applicable interest period if shorter than three months. Interest is payable at a variable rate based on LIBOR or the base rate, determined by election at the time of borrowing. Commitment fees on the unused portion of the revolving credit facility are due quarterly at rates ranging from 0.25% to 0.375% of the unused facility based on utilization.

At December 31, 2013 and 2014, we had no borrowings or letters of credit outstanding under the revolving credit facility.

(b)Midstream Credit Facility

Prior to the IPO on November 10, 2014, long-term debt represented amounts outstanding under a credit facility agreement between Midstream Operating, then a wholly owned subsidiary of Antero and now a wholly owned subsidiary of the Partnership, and the lenders under Antero’s credit facility (the “Antero credit facility”), that were incurred for the acquisition and construction of the Predecessor’s gathering and compression assets (the “Midstream credit facility”). The facilities were ratably secured by mortgages on substantially all of Antero’s and Midstream Operating’s properties and guarantees from Antero and its restricted subsidiaries. On November 10, 2014, in connection with the completion of the IPO, the outstanding balance of the Midstream credit facility was repaid out of the proceeds of the IPO, and this facility was assumed by Antero.

(c)Antero Water Credit Facility

On November 10, 2014, in connection with the Partnership’s IPO, Antero Water assumed the Midstream credit facility under amended terms (the “Water facility”), in order to provide for separate borrowings attributable to Antero’s water handling business. The Water facility was terminated on September 23, 2015, in connection with the Water Acquisition.

As of December 31, 2014, the Water facility had a total outstanding balance under the Water Facility of $115 million, with a weighted average interest rate of 2.19%. Commitment fees on the unused portion of the Water Facility are due quarterly at rates ranging from 0.375% to 0.50% of the unused facility based on utilization.

The Water facility is ratably secured by mortgages on substantially all of Antero’s properties and guarantees from Antero’s restricted subsidiaries, as applicable.  The Water facility contains certain covenants, including restrictions on indebtedness and dividends.  Interest is payable at a variable rate based on LIBOR or the prime rate, determined by Antero’s election at the time of borrowing.  Antero was in compliance with all of the financial covenants under the Water credit facility as of December 31, 2013 and 2014.